AUDITORS' REMUNERATION	12 Months Ended
Jun. 30, 2022
AUDITORS' REMUNERATION [Abstract]
AUDITORS' REMUNERATION
19.	AUDITORS' REMUNERATION

	2022	July 20, 2020 to June 30, 2021
	US$	US$
PwC and related network firms:
Audit or review of financial reports - Group	561,970	103,058
Other services	-	-
BDO and related network firms:
Audit or review of financial reports - Group	-	10,947
Other services – tax compliance and corporate finance	13,645	7,920
	575,615	121,925

On July 12, 2021, the Company announced that PricewaterhouseCoopers (“PwC”) was appointed as auditor of the Company following the resignation of BDO Audit (WA) Pty Ltd (“BDO”) and ASIC’s consent to the resignation in accordance with section 329(5) of the Corporations Act 2001.